Accounts receivable, net - Allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of January 1,	$ (4,042)	$ (1,056)
Provision	(7,541)	(4,511)
Charge-offs and recoveries	4,866	1,525
Allowance for credit losses as of December 31,	$ (6,717)	$ (4,042)